Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	62-1216058
Plan number	001
Current value	$ 137,838,445
Notes receivable from participants	131,391	$ 0
Assets held for investment	$ 137,969,836
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loans, interest rate	5.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loans, interest rate	10.50%
Cash Reserve Account
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 27,194
FB Financial Corporation common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,232,546
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	136,578,705
Investment, Identifier [Axis]: Allspring | Special Mid Cap Value R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	743,257
Investment, Identifier [Axis]: American Funds | America Funds American High Income Trust R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	343,065
Investment, Identifier [Axis]: American Funds | American Funds 2010 Trgt Date Retire R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	892,688
Investment, Identifier [Axis]: American Funds | American Funds 2015 Trgt Date Retire R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,084,896
Investment, Identifier [Axis]: American Funds | American Funds 2020 Trgt Date Retire R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,332,374
Investment, Identifier [Axis]: American Funds | American Funds 2025 Trgt Date Retire R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	5,861,649
Investment, Identifier [Axis]: American Funds | American Funds 2030 Trgt Date Retire R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	14,870,410
Investment, Identifier [Axis]: American Funds | American Funds 2035 Trgt Date Retire R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	20,023,374
Investment, Identifier [Axis]: American Funds | American Funds 2040 Trgt Date Retire R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	11,885,957
Investment, Identifier [Axis]: American Funds | American Funds 2045 Trgt Date Retire R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	11,811,787
Investment, Identifier [Axis]: American Funds | American Funds 2050 Trgt Date Retire R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	9,037,361
Investment, Identifier [Axis]: American Funds | American Funds 2055 Trgt Date Retire R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	6,226,413
Investment, Identifier [Axis]: American Funds | American Funds 2060 Trgt Date Retire R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	4,281,785
Investment, Identifier [Axis]: American Funds | American Funds Balanced R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,062,664
Investment, Identifier [Axis]: American Funds | American Funds New Perspective R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,515,775
Investment, Identifier [Axis]: Brandes | Brandes International Equity Fund R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,198,763
Investment, Identifier [Axis]: Federated | Federated Hermes MDT Mid Cap Growth Fund R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	687,787
Investment, Identifier [Axis]: Harbor | Harbor Small Cap Growth Retirement
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,350,388
Investment, Identifier [Axis]: JPMorgan | JPMorgan Large Cap Growth R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	9,898,876
Investment, Identifier [Axis]: MFS | MFS Total Return Bond R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	886,642
Investment, Identifier [Axis]: Macquarie | Macquarie Small Cap Value Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	402,567
Investment, Identifier [Axis]: Putnam | Putnam Large Cap Value R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,119,959
Investment, Identifier [Axis]: Schwab | Schwab Small Cap Index
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,755,911
Investment, Identifier [Axis]: Vanguard | Vanguard 500 Index Adm
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	12,370,895
Investment, Identifier [Axis]: Vanguard | Vanguard Federal Money Market
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,265,589
Investment, Identifier [Axis]: Vanguard | Vanguard LifeStrategy Conservative Growth
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	28,648
Investment, Identifier [Axis]: Vanguard | Vanguard LifeStrategy Growth
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,386,302
Investment, Identifier [Axis]: Vanguard | Vanguard LifeStrategy Income
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	62,000
Investment, Identifier [Axis]: Vanguard | Vanguard LifeStrategy Moderate Growth
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	529,696
Investment, Identifier [Axis]: Vanguard | Vanguard Mid Cap Index Adm
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,953,779
Investment, Identifier [Axis]: Vanguard | Vanguard Short Term Investment Grade Adm
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 1,707,448